Mortgage Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Mortgage Notes Payable
(9)	Mortgage Notes Payable

At June 30, 2016, and December 31, 2015, the loan had a balance of $80,893 and $84,761, respectively.

Interest expense paid for the six month periods ended June 30, 2016 and 2015 was $2,279, $2,487, respectively, and is presented in General and administrative expenses on the Consolidated Statements of Operations.

The future principal payments required under the loan are as follows:

Remainder of 2016	$3,976
2017	8,288
2018	8,758
2019	9,254
2020	9,778
2021	10,332
2022 and beyond	30,507

$80,893

(13)	Mortgage Notes Payable

In 2004, the Company obtained an $80,000 mortgage loan from an unrelated third party for the Company’s headquarters. In 2005, the Company agreed to enter into a separate loan agreement with the same counterparty in conjunction with the construction of an addition to the Company’s headquarters of $65,000. This loan was funded in 2006 and combined with the existing mortgage. As of December 31, 2015 and 2014, the combined loan had a balance of $84,761 and $92,184, respectively. This 20 year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan that the Company used to finance the acquisition of property for, and construction of, the Company’s headquarters.

Interest expense for all loans is $4,871, $5,271, and $5,649 in 2015, 2014, and 2013, respectively, and is presented in General and administrative expenses on the Consolidated Statements of Operations.

The future principal payments required under the loan are as follows:

2016	$7,844
2017	8,288
2018	8,758
2019	9,254
2020	9,778
2021 and beyond	40,839

Total	$84,761